Note 7 - Leases	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
7
. Leases

The Company had capital leases of
$50.5
million as of
March 31, 2019
and
$47.0
million as of
March 31, 2018.
The leases consist of a building lease expiring in
2030
with an interest rate of
5.15%
and several equipment leases all with
7
year terms and various interest rates between
3.37%
and
4.52%.

Leased assets under capital leases consist of the following:

	2019	2018

Buildings	$5,313	$5,313
Equipment	45,273	41,687
Total	50,586	47,000
Less accumulated amortization	10,265	5,795
Net	$40,321	$41,205

The Company has operating leases expiring at various dates through fiscal
2031.
Operating leases generally provide for early purchase options one
year prior to expiration.

The following is a schedule, by year, of minimum operating and capital lease payments due as of
March
31,
2019
(in thousands):

Years ending March 31:	Operating	Capital
2020	$28,689	$7,827
2021	24,938	7,827
2022	17,526	7,827
2023	12,062	7,827
2024	5,950	6,102
2025-2031	6,927	5,267
Total minimum payment required	$96,092	$42,677
Less interest		4,973
Present value of minimum lease payments		37,704
Amount due within one year		6,418
Long-term capital lease obligation		$31,286

Continuing lease expense in fiscal
2019
and
2018
was
$39.2
million and
$39.7
million, respectively.